Separate Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Indexed With Guarantees [Member]
Reserves with assets held:
At fair value
At amortized cost
Total
Reserves with assets subject to discretionary withdrawal:
At fair value
With fair value adjustment
Not subject to discretionary withdrawal
Total
Non-Guaranteed [Member]
Reserves with assets held:
At fair value	220,969	161,987
At amortized cost
Total	220,969	161,987
Reserves with assets subject to discretionary withdrawal:
At fair value	220,969	161,987
With fair value adjustment
Not subject to discretionary withdrawal
Total	$ 220,969	$ 161,987